BANK LOANS (Detail Textuals) (CNY) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Hainan Jinpan Electric Co. Ltd. | Working Capital Credit Facility
Line of Credit Facility [Line Items]
Credit facility	250,000
Outstanding balance under credit facility	10,000
Interest rate description	Benchmark rate set by the People's Bank of China
Credit facility accrued interest	6.56%
Hainan Jinpan Electric Co. Ltd. | Bank Of China | Working Capital Credit Facility
Line of Credit Facility [Line Items]
Credit facility	130,000
Outstanding balance under credit facility	45,000
Interest rate description	Prime rate
Credit facility accrued interest	6.00%
Hainan Jinpan Electric Co. Ltd. | Bank Of China | Unsecured Letter Of Credit Facility
Line of Credit Facility [Line Items]
Credit facility	173,000
Interest rate description	LIBOR plus a margin rate
Hainan Jinpan Electric Co. Ltd. | Bank Of Communication | Unsecured Letter Of Credit Facility
Line of Credit Facility [Line Items]
Credit facility	120,000
Shanghai Jinpan Electric Company Limited | Bank Of China | Working Capital Credit Facility
Line of Credit Facility [Line Items]
Credit facility	50
Shanghai Jinpan Electric Company Limited | Bank Of China | Unsecured Letter Of Credit Facility
Line of Credit Facility [Line Items]
Credit facility	120
Outstanding balance under credit facility	20
Interest rate description	Interest according to the benchmark rate set by bank of China
Credit facility accrued interest	5.88%
Shanghai Jinpan Electric Company Limited | Bank Of China | Letter of Credit
Line of Credit Facility [Line Items]
Credit facility	70
Guilin Jun Tai Fu Electric Co. Ltd. | Bank Of Communication
Line of Credit Facility [Line Items]
Credit facility	350,000
Number of credit facility	2
Guilin Jun Tai Fu Electric Co. Ltd. | Bank Of Communication | Working Capital Credit Facility
Line of Credit Facility [Line Items]
Credit facility	140,000
Line of credit facility, benchmark interest rate	1.05%
Line of credit facility, term	2 years
Guilin Jun Tai Fu Electric Co. Ltd. | Bank Of Communication | Fixed Asset Credit Line Facility
Line of Credit Facility [Line Items]
Credit facility	210,000
Outstanding balance under credit facility	158,000
Credit facility accrued interest	6.88%
Line of credit facility, benchmark interest rate	1.05%
Line of credit facility, term	7 years